SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses	$ 9	$ 6	$ 29	$ 19	$ 369	$ 1,938
Other Expense [Member]
Research and development expenses					14	24
Asset Management Arrangement [Member]
Research and development expenses						14
Salaries And Related Expenses [Member]
Research and development expenses						71
IPR&D [Member]
Research and development expenses						1,662
Subcontractors [Member]
Research and development expenses					353	138
Depreciation [Member]
Research and development expenses					2	13
Vehicle Maintenance [Member]
Research and development expenses						14
Laboratory And Field Tests [Member]
Research and development expenses						$ 2